RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2023
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

11.RELATED PARTY BALANCES AND TRANSACTIONS

The table below sets forth the major related parties and their relationships with the Group, with which the Group entered into transactions during the years ended December 31, 2021, 2022 and 2023:

Name of related parties	Relationship with the group
360 Security Technology Inc. (“360 Group”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Shanghai Qibutianxia Information Technology Co., Ltd. (“Qibutianxia”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Beijing Qicaitianxia Technology Co., Ltd. (“Qicaitianxia”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Beijing Qihu Technology Co., Ltd. (“Qihu”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Jinshang Consumer Finance Co.,Ltd. (“Jinshang”) (1)	An affiliate of an entity controlled by Mr. Zhou, the Chairman of the Group
Beijing Zixuan Information Technology Co., Ltd. (“Beijing Zixuan”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Beijing Qifei Xiangyi Consultation Co., Ltd (“ Beijing Qifei”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Hangzhou Qifei Huachuang Technology Co, Ltd (“Hangzhou Qifei”)	Investee of the Group
Shanghai Jiehu Internet Technology Co., Ltd. (“Shanghai Jiehu”)	An affiliate of 360 Group, ultimately controlled by Mr. Zhou, the Chairman of the Group
Kincheng Bank of Tianjin Co., Ltd. (“Kincheng Bank”)	An affiliate of an entity controlled by Mr. Zhou, the Chairman of the Group
Tianjin Yujie Technology Co., Ltd. (“Yujie”) (2)	Entity controlled by Mr. Zhou, the Chairman of the Group
Beijing Hongying Information Technology Co., Ltd. (“Hongying”)	An affiliate of 360 Group, ultimately controlled by Mr. Zhou, the Chairman of the Group
Shareholders	Shareholders of the Group
Others	Entities controlled by Mr. Zhou, the Chairman of the Group
(1)	In January 2023, Mr. Zhou ceased to directly or indirectly have equity interests in Jinshang and as a result, Jinshang subsequently ceased to be a related party to the Company.
(2)	In September 2023, the Company acquired 100% equity interest in Yujie, and Yujie became a consolidated subsidiary of the Company.

The Group entered into the following transactions with its related parties:

For the years ended December 31, 2021, 2022 and 2023, services provided by the related parties were RMB523,054, RMB552,206 and RMB356,086, respectively.

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Referral service fee charged by Yujie	347,585	355,803	119,737
Bandwidth service fee charged by Qihu	108,743	128,607	117,983
Brand fees charged by Qihu	23,585	47,168	94,340
Referral service fee charged by Qihu	19,789	2,423	9,550
Rental expenses charged by Beijing Qifei	—	—	—
Rental expenses charged by Hongying	11,899	13,655	11,815
Corporate expenses allocated from Qibutianxia	7,075	—	—
Others	4,378	4,550	2,661
Total	523,054	552,206	356,086

11.RELATED PARTY BALANCES AND TRANSACTIONS – continued

For the years ended December 31, 2021, 2022 and 2023, services provided to the related parties were RMB2,178,561, RMB1,199,238 and RMB301,768, respectively.

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Referral service fee charged from Kincheng Bank	—	109,469	8,601
Loan facilitation services fee charged from Kincheng Bank	1,574,456	382,496	65,903
Loan facilitation services fee charged from Jinshang	219,513	137,118	—
Loan facilitation services fee charged from Beijing Zixuan	37	—	—
Post-facilitation services fee charged from Kincheng Bank	297,489	434,886	139,213
Post-facilitation services fee charged from Jinshang	69,398	67,936	—
Post-facilitation services fee charged from Beijing Zixuan	56	—	—
Revenue from releasing of guarantee liabilities from Kincheng Bank	—	8,843	42,499
Others	17,612	58,490	45,552
Total	2,178,561	1,199,238	301,768

Jinshang is an affiliate of an entity controlled by Mr. Zhou and provides funds to the borrowers through the Group’s platform. Kincheng Bank is an affiliate of an entity controlled by Mr. Zhou and provides funds to the borrowers through the Group’s platform. The Group collected service fees from Jinshang and Kincheng Bank.

As of December 31, 2022 and 2023, amounts due from related parties were RMB428,108 and RMB49,586 respectively, and details are as follows:

	December 31,	December 31,
	2022	2023
	RMB	RMB
Kincheng Bank	239,270	47,172
Jinshang	162,784	—
Others	26,054	2,414
Total	428,108	49,586

As of December 31, 2022 and 2023, amounts due to related parties were RMB113,697 and RMB80,376 respectively, and details are as follows:

	December 31,	December 31,
	2022	2023
	RMB	RMB
Qibutianxia	1,656	1,656
Qihu	103,868	63,562
Others	8,173	15,158
Total	113,697	80,376

Other than the transactions disclosed above, the Company has held bank deposit with Kincheng Bank which amounted to RMB3,020,245 and RMB3,006,400 as of December 31, 2022 and December 31, 2023. The related interest income was RMB98,856 and RMB145,731 for the years ended December 31, 2022 and 2023, respectively and interest receivable as of December 31, 2022 and December 31, 2023 was RMB11,318 and RMB15,265, respectively.

11.RELATED PARTY BALANCES AND TRANSACTIONS – continued

In September 2023, the Company has acquired 100% equity interest in Yujie for nil consideration based on the fair value of the assets acquired and the liabilities assumed. In addition, the Company also acquired the equity interest of certain related parties that engage in wealth management business with a total consideration of RMB81,780, which was fully paid in 2023. Upon the completion of the transactions, the Company consolidated financial statements of such related party entities and recognized goodwill of RMB41,210 in total in the its consolidated balance sheets.

Qibutianxia provided joint back to back guarantee to certain third party guarantee companies for the loans facilitated by the Group. The amounts of loans under such arrangement are RMB3,575,884 and RMB5,239,031 as of December 31, 2022 and 2023 respectively.

In September 2020, Beijing Qifei transferred to the Group part of its interest in Hangzhou Qifei, a joint venture company established by Beijing Qifei and an independent third party. After the transfer, Beijing Qifei and the Group hold 26% and 25% of the equity interest in the investee, respectively. The Group accounted for the equity investment using alternative measurement. The Company provided capital contribution of nil, RMB8,996 and RMB20,349 to Hangzhou Qifei for the years ended December 31, 2021, 2022 and 2023, respectively. In addition, the Company has accrued RMB20,655 for the remaining unpaid share of registered capital. Considering the business forecast of the investee as of December 31, 2023, the Group fully impaired this investment.

In December 2021, the Company acquired the 30% equity interest of 360 Changfeng held by Shanghai Jiehu and owned 70% of 360 Changfeng’s equity interest in total.